Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Mar. 31, 2026
Entity Registrant Name	ADVANCED DRAINAGE SYSTEMS, INC.
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001604028